UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders.

COHEN & STEERS SELECT UTILITY FUND, INC.

August 9, 2007

To Our Shareholders:

We are pleased to submit to you our report for the six months ended June 30, 2007. The net asset value at that date was $30.09 per common share. The fund's common stock is traded on the New York Stock Exchange and its share price can differ from its net asset value; at period end, the fund's closing price on the NYSE was $26.25. The total return, including income, for Cohen & Steers Select Utility Fund and the comparative benchmarks were:

Six Months Ended June 30, 2007
Cohen & Steers Select Utility Fund at Market Value[a]	9.80%
Cohen & Steers Select Utility Fund at Net Asset Value[a]	8.30%
S&P 1500 Utilities Index[b]	7.50%
S&P 500 Index[b]	6.96%
Blend—80% S&P 1500 Utilities Index, 20% Merrill Lynch Fixed Rate Preferred Index[b]	6.02%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effects of leverage, resulting from the issuance of preferred shares.

Three monthly dividends of $0.1325 per common share were declared and will be paid to common shareholders on July 31, 2007, August 31, 2007 and September 28, 2007.c

a  As a closed-end investment company, the price of the fund's New York Stock Exchange-traded shares will be set by market forces and at times may deviate from the net asset value per share of the fund.

b  S&P 1500 Utilities Index is an unmanaged market capitalization weighted index of 78 companies whose primary business involves the generation, transmission and/or distribution of electricity and/or natural gas. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. The Merrill Lynch Fixed Rate Preferred Index is an unmanaged index of preferred securities.

c  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each fiscal year on form 1099-DIV.

COHEN & STEERS SELECT UTILITY FUND, INC.

Investment Review

Following strong absolute and relative performance in 2006, utilities performed well in the first half of 2007, despite a late-period decline amid rising bond yields. Utility stocks generally continued to benefit from a confluence of positive factors: economic and market uncertainty, which led investors to favor the group for its relatively high dividends and perceived defensive nature; strong fundamentals for long-term energy prices, with steady demand and limited supply growth; upward revisions in valuations for power generation assets; and earnings growth projections that remained well above utilities' historical average.

We believe that utilities are also increasingly benefiting from recognition of the growth potential of the competitive wholesale power market. This was highlighted in February, when a KKR-led consortium announced plans to purchase TXU Corp. at a 16% premium to the stock's previous closing day price (while there is some risk the deal may not be completed, we believe this development underscores the attractiveness of power generation). TXU is a Texas-based energy provider with a focus on unregulated power generation and supply. At the time, the $45 billion transaction was the largest announced LBO in history.

Preferred securities hindered by rising yields

The Merrill Lynch Fixed Rate Preferred Index had a total return of 0.1% for the period. After a positive first quarter, preferreds were buffeted by rising bond yields and widening credit spreads late in the second quarter. The yield on the 10-year Treasury rose from 4.68% to 5.26%—before declining somewhat to end the period at 5.03%. The fund maintained a roughly 20% allocation to preferred securities, in order to enhance potential income and dampen volatility. We continue to believe that quality is a primary criterion for investment selection in the preferred market. In general, we find little value in moving down the credit scale at this point in the cycle.

The fund's leveraged capital structure contributed to its outperformance of its unleveraged benchmark. On a pre-leverage basis, stock selection in the oil and gas storage and transportation and gas utilities sectors contributed positively to the fund's performance, while stock selection in the electric utilities sector hindered relative performance. The fund's preferred securities holdings contributed positively to performance in both absolute and relative terms, as security selection was favorable.

Investment Outlook

Our outlook for utility fundamentals is generally favorable. We believe that the group should continue to benefit from improving fundamentals, in part due to rising replacement costs and environmental concerns that are driving resistance to the construction of new power generation facilities. If demand continues to outstrip supply, many utilities with unregulated generation should grow earnings as they re-price below-market contracts at higher levels. We further believe that significant restrictions on carbon dioxide emissions will be introduced over time, which could potentially increase the value of carbon-free energy sources such as unregulated nuclear and wind power. Our holdings include companies that are among the largest owners of such assets.

COHEN & STEERS SELECT UTILITY FUND, INC.

We also note the emergence of formal, structured capacity markets in several regions of the country. Capacity markets are designed to encourage new power plant construction by compensating plant owners solely for having the physical plant available to produce power. This earnings stream is separate from, and is designed to supplement, the earnings that companies make from selling the actual electricity produced. Successful capacity markets should support the economics of new power plant construction and eventually lead to more plants being built.

There remain risks of course, including potential for volatility during periods of rising interest rates (as occurred in early June) as well as political risks, due to utilities' quasi-regulated nature. But given increasing energy prices, strong potential earnings and stock valuations that are not excessive in historical terms, we believe utilities continue to have potential for attractive total returns. We will continue to invest in companies that we believe have attractive valuations and strong earnings and dividend growth potential.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

ROBERT S. BECKER	WILLIAM F. SCAPELL

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering REIT, utility and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.

COHEN & STEERS SELECT UTILITY FUND, INC.

Our Leverage Strategy
(Unaudited)

While we do not attempt to predict what future interest rates will be, it has been our philosophy to utilize interest rate swap transactions to seek to reduce the interest rate risk inherent in our utilization of leverage. Our leverage strategy involves issuing auction market preferred shares (AMPS) to raise additional capital for the fund, with an objective of increasing the net income available for shareholders. As of June 30, 2007, AMPS represented 33% of the fund's managed assets. Considering that AMPS have variable dividend rates, we seek to lock in the rate on a significant portion of this additional capital through interest rate swap agreements (where we effectively convert our variable rate obligation to a fixed rate obligation for the term of the swap agreements). Specifically, we have fixed the rate on 44% of our borrowings at an average interest rate of 4.1% for an average remaining period of 1.8 years (when we first entered into the swaps, the average term was 4.6 years). By locking in a significant portion or our leveraging costs, we have endeavored to adequately protect the dividend-paying ability of the fund. The use of leverage increases the volatility of the fund's net asset value in both up and down markets. However, we believe that locking in a portion of the fund's leveraging costs for the term of the swap agreements partially protects the fund from any impact that an increase in short-term interest rates may have as a result of the use of leverage.

Leverage Factsa

Leverage (as a % of managed assets)	33%
% Fixed Rate	44%
% Variable Rate	56%
Weighted Average Rate on Swaps	4.1%
Weighted Average Term on Swaps	1.8 years
Current Rate on AMPS	5.2%

a  Data as of June 30, 2007. Information subject to change.

COHEN & STEERS SELECT UTILITY FUND, INC.

JUNE 30, 2007

Top Ten Holdingsa
(Unaudited)

Security	Market Value	% of Managed Assets
Exelon Corp.	$112,324,106	5.7%
Entergy Corp.	91,156,253	4.7
Duke Energy Corp.	80,046,542	4.1
TXU Corp.	79,965,860	4.1
Equitable Resources	70,003,500	3.6
PG&E Corp.	67,089,300	3.4
Southern Co.	66,951,225	3.4
FPL Group	66,329,060	3.4
FirstEnergy Corp.	60,574,334	3.1
Public Service Enterprise Group	57,179,892	2.9

a  Top ten holdings are determined on the basis of the value of individual securities held. The fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Managed Assets)
(Unaudited)

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	121.6%
ENERGY	9.0%
DISTRIBUTION	3.8%
Spectra Energy Corp.		1,909,664	$49,574,877
INTEGRATED OIL & GAS	0.6%
Targa Resources Partners LP		240,000	8,040,000
OIL & GAS EQUIPMENT & SERVICES	0.3%
Universal Compression Partners LPa		105,000	3,841,950
OIL & GAS REFINING & MARKETING	2.7%
Spectra Energy Income Fund, (Canada)		783,850	7,726,285
Spectra Energy Income Fund, 144Ab, (Canada)		272,000	2,681,061
Williams Partners LP		501,500	24,212,420
			34,619,766
OIL & GAS STORAGE & TRANSPORATION	1.6%
DCP Midstream Partners LP		222,000	10,349,640
Magellan Midstream Holdings LP		39,800	1,194,000
Magellan Midstream Partners LP		34,200	1,593,036
Teekay LNG Partners LP		110,400	3,983,232
Teekay Offshore Partners LP		129,000	4,398,900
			21,518,808
TOTAL ENERGY			117,595,401
OIL COMPANY—EXPLORATION & PRODUCTION	0.1%
Duncan Energy Partners LP		66,900	1,756,125
TELECOMMUNICATIONS SERVICES	6.1%
AT&T		380,000	15,770,000
Citizens Communications Co.		1,530,000	23,363,100
Fairpoint Communications		955,000	16,951,250
Verizon Communications		383,442	15,786,307
Windstream Corp.		500,000	7,380,000
			79,250,657

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
UTILITIES	106.4%
ELECTRIC UTILITIES	56.5%
Cleco Corp.		246,400	$6,036,800
DPL		209,700	5,942,898
Duke Energy Corp.		4,374,128	80,046,542
E.ON AG (ADR) (Germany)		953,916	53,075,886
Edison International		512,300	28,750,276
Entergy Corp.		849,150	91,156,253
Exelon Corp.		1,547,164	112,324,106
FirstEnergy Corp.		935,800	60,574,334
FPL Group		1,169,000	66,329,060
ITC Holdings Corp.		290,800	11,815,204
Northeast Utilities		327,500	9,287,900
Pepco Holdings		1,366,200	38,526,840
Pinnacle West Capital Corp.		622,600	24,810,610
PPL Corp.		808,300	37,820,357
Progress Energy		580,750	26,476,393
Scottish and Southern Energy PLC (United Kingdom)		538,930	15,681,450
Southern Co.		1,952,500	66,951,225
			735,606,134
ELECTRIC—INTEGRATED	3.9%
American Electric Power Co.		176,000	7,927,040
Electricite de France (France)		261,700	28,434,988
Enel S.p.A. (Italy)		132,600	7,120,620
Fortum Oyj (Finland)[a]		244,000	7,658,303
			51,140,951
GAS UTILITIES	6.4%
AGL Resources		162,100	6,561,808
Atmos Energy Corp.		210,500	6,327,630
Equitable Resources		1,412,500	70,003,500
			82,892,938

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS	7.1%
Constellation Energy Group		81,000	$7,060,770
NRG Energy[a]		135,000	5,611,950
TXU Corp.		1,188,200	79,965,860
			92,638,580
MULTI UTILITIES	31.2%
Ameren Corp.		962,400	47,167,224
Consolidated Edison		1,022,200	46,121,664
Dominion Resources		414,600	35,784,126
DTE Energy Co.		865,500	41,734,410
Integrys Energy Group		117,400	5,955,702
NSTAR		346,339	11,238,701
PG&E Corp.		1,481,000	67,089,300
Public Service Enterprise Group		651,400	57,179,892
RWE AG (Germany)		81,479	8,710,834
Sempra Energy		200,000	11,846,000
TECO Energy		467,900	8,038,522
United Utilities PLC (United Kingdom)		840,651	11,977,154
Vectren Corp.		441,067	11,877,934
Xcel Energy		2,062,500	42,219,375
			406,940,838
PIPELINES	1.3%
Enterprise Products Partners LP		272,500	8,668,225
Kinder Morgan Energy Partners LP		155,400	8,576,525
			17,244,750
TOTAL UTILITIES			1,386,464,191
TOTAL COMMON STOCK (Identified cost—$1,102,417,627)			1,585,066,374
PREFERRED SECURITIES—CAPITAL SECURITIES	6.5%
AUTO—FOREIGN	0.5%
Porsche International Finance PLC, 7.20%		6,000,000	6,032,400

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
BANK	0.6%
State Street Capital Trust IV, 6.355%, due 6/15/37, (FRN)		2,000,000	$2,014,696
Washington Mutual Preferred Funding Cayman, 7.25%, Series A-1, 144Ab		5,250,000	5,204,882
			7,219,578
DIVERSIFIED FINANCIAL SERVICES	1.0%
Old Mutual Capital Funding, 8.00% (Eurobond)		12,850,000	13,171,250
ELECTRIC UTILITIES	0.5%
DPL Capital Trust II, 8.125%		3,000,000	3,489,618
Entergy Louisiana LLC, 6.95%, 144Ab		30,000	3,030,000
			6,519,618
ELECTRIC—INTEGRATED	0.3%
PPL Capital Funding, 6.70%, due 3/30/67, Series A		4,000,000	3,858,440
FINANCE	0.3%
Capital One Capital III, 7.686%, due 8/15/36		3,500,000	3,615,262
FOOD	0.8%
Dairy Farmers of America, 7.875%, 144Ab,c		52,500	5,245,275
Gruma S.A., 7.75%, 144Ab		5,000,000	5,125,000
			10,370,275
INSURANCE	1.3%
FINANCIAL GUARANTEE	0.2%
Security Capital Assurance Ltd., 6.88%, due 12/31/49, 144Ab		3,000,000	2,993,637
MULTI-LINE	1.1%
AFC Capital Trust I, 8.207%, Series B		7,000,000	7,118,874
Liberty Mutual Insurance, 7.697%, 144Ab		7,000,000	6,831,972
			13,950,846
TOTAL INSURANCE			16,944,483
INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Embarq Corp., 7.995%		7,000,000	7,124,201
INVESTMENT BANKER/BROKER	0.2%
JP Morgan Chase Capital XVIII, 6.95%, Series R		2,000,000	2,027,924

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
OIL—EXPLORATION AND PRODUCTION	0.5%
Pemex Project Funding Master Trust, 7.75%		7,000,000	$7,201,250
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$83,728,629)			84,084,681
PREFERRED SECURITIES—$25 PAR VALUE	15.8%
BANK	3.0%
Bank of America Corp., 6.204%, Series D		140,000	3,606,400
Bank of America Corp., 5.71%, Series E (FRN)		160,000	4,072,000
Chevy Chase Bank, 8.00%, Series C		145,500	3,774,270
Countrywide Capital V, 7.00%		325,975	8,025,505
First Republic Bank, 6.70%, Series A		118,700	3,036,346
HSBC USA, 6.50%, Series H		100,000	2,608,000
Indymac Bank FSB, 8.50%, due 5/29/49, 144Ab		170,000	4,301,000
Sovereign Bancorp, 7.30%, Series C		200,000	5,438,000
Sovereign Capital Trust V, 7.75%, due 5/22/36		80,000	2,079,200
Zions Bancorporation, 5.88%, Series A (FRN)		100,000	2,569,000
			39,509,721
BANK—FOREIGN	0.6%
Northern Rock PLC, 8.00%, Series A		45,000	1,129,770
Santander Finance Preferred, 5.88%, (FRN), 144Ab		200,000	4,675,500
Santander Finance Preferred, 6.50%, 144Ab		80,000	1,911,000
			7,716,270
FINANCE	0.5%
Goldman Sachs Group, 6.027%, Series D (FRN)		80,000	2,066,400
Merrill Lynch & Co., 5.86%, Series 5 (FRN)		160,000	4,064,000
			6,130,400
INSURANCE	0.5%
ACE Ltd., 7.80%, Series C		40,000	1,019,600
Arch Capital Group Ltd., 8.00%		60,000	1,530,000
Aspen Insurance Holdings Ltd., 7.401%, Series A		140,000	3,486,000
			6,035,600
MEDIA—DIVERSIFIED SERVICES	0.4%
Comcast Corp., 7.00%		220,000	5,504,400

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
REAL ESTATE	9.4%
DIVERSIFIED	1.8%
Digital Realty Trust, 8.50%, Series A		56,000	$1,453,200
Forest City Enterprises, 7.375%, Class A		80,800	2,044,240
iStar Financial, 7.875%, Series E		300,700	7,577,640
iStar Financial, 7.80%, Series F		120,000	3,009,000
iStar Financial, 7.65%, Series G		125,000	3,143,750
iStar Financial, 7.50%, Series I		113,940	2,848,500
LBA Realty Fund LP, 7.625%, Series B		51,150	1,074,150
Lexington Corporate Properties Trust, 8.05%, Series B		75,000	1,886,250
			23,036,730
HEALTH CARE	1.6%
Health Care REIT, 7.875%, Series D		72,550	1,824,633
Health Care REIT, 7.625%, Series Fd		218,800	5,518,136
LTC Properties, 8.00%, Series F		547,713	13,583,282
			20,926,051
HOTEL	0.6%
Ashford Hospitality Trust, 8.55%, Series A		156,500	4,022,833
Equity Inns, 8.75%, Series B		67,700	1,605,167
Host Hotels & Resorts, 8.875%, Series E		100,000	2,646,000
			8,274,000
MORTGAGE	0.2%
Newcastle Investment Corp., 8.05%, Series C		80,000	1,992,000
OFFICE	2.8%
Alexandria Real Estate Equities, 8.375%, Series C		511,300	13,073,941
Brandywine Realty Trust, 7.50%, Series C		75,819	1,881,828
Corporate Office Properties Trust, 8.00%, Series G		38,486	969,077
Maguire Properties, 7.625%, Series A		233,526	5,696,867
SL Green Realty Corp., 7.625%, Series C		247,000	6,177,470
SL Green Realty Corp., 7.875%, Series D		347,333	8,804,891
			36,604,074

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
OFFICE/INDUSTRIAL	0.7%
PS Business Parks, 7.00%, Series H		75,700	$1,843,295
PS Business Parks, 6.875%, Series I		54,950	1,314,404
PS Business Parks, 7.95%, Series K		230,000	6,060,500
			9,218,199
RESIDENTIAL—APARTMENT	0.4%
Apartment Investment & Management Co., 7.75%, Series U		30,000	768,000
Apartment Investment & Management Co., 8.00%, Series V		87,000	2,204,580
Apartment Investment & Management Co., 7.875%, Series Y		93,000	2,358,480
			5,331,060
SHOPPING CENTER	1.3%
COMMUNITY CENTER	1.1%
Cedar Shopping Centers, 8.875%, Series A		185,000	4,835,900
Developers Diversified Realty Corp., 7.50%, Series I		302,000	7,619,460
Saul Centers, 8.00%, Series A		67,500	1,713,825
			14,169,185
REGIONAL MALL	0.2%
CBL & Associates Properties, 7.75%, Series C		126,931	3,191,045
TOTAL SHOPPING CENTER			17,360,230
TOTAL REAL ESTATE			122,742,344
TELECOMMUNICATION SERVICES	0.4%
AT&T, 6.375%, due 2/15/56		100,000	2,463,000
Telephone & Data Systems, 7.60%, due 12/1/41, Series A		53,800	1,318,100
United States Cellular Corp., 7.50%, due 6/15/34		70,000	1,739,500
			5,520,600
UTILITIES	1.0%
ELECTRIC UTILITIES	0.8%
Entergy Corp., 7.625%, ($50 par value)		40,200	2,644,758
Entergy Arkansas, 6.45%		79,000	1,963,940
PPL Electric Utilities Corp., 6.25%		240,000	5,923,200
			10,531,898

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
GAS UTILITIES	0.2%
Southern Union Co., 7.55%, Series A		100,000	$2,549,000
TOTAL UTILITIES			13,080,898
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$202,460,322)			206,240,233
		Principal Amount
CORPORATE BONDS	4.9%
GAS UTILITIES	0.7%
Southern Union Co., 7.20%, due 11/1/66		$9,000,000	9,056,880
INDEPENDENT POWER PRODUCER	0.2%
NRG Energy, 7.375%, due 1/15/17		2,000,000	2,012,500
INSURANCE	0.9%
MULTI-LINE	0.5%
Catlin Insurance Co., 7.249%, due 12/1/49, 144Ab		4,000,000	3,812,444
XL Capital Ltd., 6.50%, due 4/15/17, Series E		3,000,000	2,822,520
			6,634,964
MUTUAL INSURANCE	0.4%
Liberty Mutual Group, 7.80%, due 3/15/37, 144Ab		6,000,000	5,664,822
TOTAL INSURANCE			12,299,786
INTEGRATED TELECOMMUNICATIONS SERVICES	0.9%
Citizens Communications Co., 7.125%, due 3/15/19		3,000,000	2,850,000
Citizens Communications Co., 7.875%, due 1/15/27		1,000,000	977,500
Citizens Communications Co., 9.00%, due 8/15/31		7,550,000	7,814,250
			11,641,750
MEDIA	0.9%
Cablevision Systems Corp., 8.00%, due 4/15/12		3,100,000	3,076,750
Rogers Cable, 8.75%, due 5/1/32		7,000,000	8,509,851
			11,586,601
MULTI UTILITIES	0.6%
Dominion Resources, 7.50%, due 6/30/66		5,000,000	5,263,275
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		2,000,000	2,087,890
			7,351,165

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Principal Amount	Value
OIL & GAS REFINING & MARKETING	0.2%
Williams Partners LP, 7.25%, due 2/1/17		$2,500,000	$2,525,000
OIL & GAS STORAGE & TRANSPORTATION	0.2%
Williams Cos. (The), 7.75%, due 6/15/31		3,000,000	3,191,250
SPECIAL PURPOSE ENTITY	0.2%
Valor Telecom Enterprise, 7.75%, due 2/15/15		2,750,000	2,894,757
WIRELESS TELECOMMUNICATIONS SERVICES	0.1%
Rogers Wireless Communications, 7.50%, due 3/15/15, 144Ab		1,400,000	1,501,895
TOTAL CORPORATE BONDS (Identified cost—$63,409,086)			64,061,584
COMMERCIAL PAPER	0.3%
San Paolo U.S. Finance Co., 4.15%, due 7/2/07 (Identified cost—$3,717,571)		3,718,000	3,717,571
TOTAL INVESTMENTS (Identified cost—$1,455,733,235)	149.1%		1,943,170,443
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9%		12,412,047
LIQUIDATION VALUE OF PREFERRED SHARES	(50.0)%		(652,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $30.09 per share based on 43,320,750 shares of capital stock outstanding)	100.0%		$1,303,582,490

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

FRN  Floating Rate Note

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

a  Non-income producing security.

b  Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.1% of net assets applicable to common shares.

c  Fair valued security. Aggregate holdings equal 0.4% of net assets applicable to common shares.

d  40,000 shares segregated as collateral for interest rate swap transactions.

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

Interest rate swaps outstanding at June 30, 2007 are as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate[a] (reset monthly) Receivable	Termination Date	Unrealized Appreciation
Merrill Lynch Derivative Products AG	$40,000,000	3.823%	5.320%	June 1, 2008	$583,341
Merrill Lynch Derivative Products AG	$35,000,000	4.085%	5.320%	May 27, 2009	732,063
Merrill Lynch Derivative Products AG	$40,000,000	3.995%	5.320%	July 7, 2009	981,864
Royal Bank of Canada	$35,000,000	3.890%	5.320%	May 19, 2008	662,727
Royal Bank of Canada	$30,000,000	4.078%	5.320%	June 1, 2009	445,961
UBS AG	$32,500,000	3.978%	5.320%	June 17, 2008	420,807
UBS AG	$25,000,000	4.550%	5.320%	April 4, 2010	468,829
UBS AG	$32,000,000	4.153%	5.320%	May 26, 2010	964,631
UBS AG	$20,000,000	5.224%	5.320%	February 20, 2010	12,148
					$5,272,371

a  Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at June 30, 2007.

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,455,733,235)	$1,943,170,443
Dividends and interest receivable	8,132,594
Receivable for investment securities sold	7,408,770
Unrealized appreciation on interest rate swap transactions	5,272,371
Other assets	31,525
Total Assets	1,964,015,703
LIABILITIES:
Payable for investment securities purchased	5,056,122
Payable for dividends declared on preferred shares	1,223,497
Payable for investment management fees	1,055,150
Payable for dividends declared on common shares	803,093
Payable for offering costs	99,334
Payable for administration fees	73,562
Payable for directors' fees	7,370
Other liabilities	115,085
Total Liabilities	8,433,213
LIQUIDATION VALUE OF PREFERRED SHARES:
Auction market preferred shares, Series M7, ($25,000 liquidation value, $0.001 par value, 3,400 shares issued and outstanding)	85,000,000
Auction market preferred shares, Series T7, ($25,000 liquidation value, $0.001 par value, 3,400 shares issued and outstanding)	85,000,000
Auction market preferred shares, Series T7-2, ($25,000 liquidation value, $0.001 par value, 3,400 shares issued and outstanding)	85,000,000
Auction market preferred shares, Series T28, ($25,000 liquidation value, $0.001 par value, 2,680 shares issued and outstanding)	67,000,000
Auction market preferred shares, Series W7, ($25,000 liquidation value, $0.001 par value, 3,400 shares issued and outstanding)	85,000,000
Auction market preferred shares, Series TH7, ($25,000 liquidation value, $0.001 par value, 3,000 shares issued and outstanding)	75,000,000
Auction market preferred shares, Series TH28, ($25,000 liquidation value, $0.001 par value, 3,400 shares issued and outstanding)	85,000,000
Auction market preferred shares, Series F7, ($25,000 liquidation value, $0.001 par value, 3,400 shares issued and outstanding)	85,000,000
652,000,000
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$1,303,582,490

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2007 (Unaudited)

TOTAL NET ASSETS APPLICABLE TO COMMON SHARES consist of:
Common stock ($0.001 par value, 43,320,750 shares issued and outstanding)	$804,220,748
Dividends in excess of net investment income	(11,628,522)
Accumulated undistributed net realized gain on investments	18,275,804
Net unrealized appreciation on investments	492,714,460
$1,303,582,490
NET ASSET VALUE PER COMMON SHARE:
($1,303,582,490 ÷ 43,320,750 shares outstanding)	$30.09
MARKET PRICE PER COMMON SHARE	$26.25
MARKET PRICE DISCOUNT TO NET ASSET VALUE PER COMMON SHARE	(12.76)%

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Dividend income (net of $426,300 of foreign withholding tax)	$36,151,175
Interest income	5,027,702
Total Income	41,178,877
Expenses:
Investment management fees	8,168,209
Preferred remarketing fee	702,924
Administration fees	563,038
Reports to shareholders	132,278
Professional fees	110,997
Custodian fees and expenses	90,844
Directors' fees and expenses	31,675
Transfer agent fees and expenses	9,386
Miscellaneous	73,124
Total Expenses	9,882,475
Reduction of Expenses	(1,921,932)
Net Expenses	7,960,543
Net Investment Income	33,218,334
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	16,835,596
Foreign currency transactions	(44,437)
Interest rate swap transactions	1,755,083
Net realized gain	18,546,242
Net change in unrealized appreciation on:
Investments	64,011,544
Foreign currency translations	4,802
Interest rate swap transactions	(3,255)
Net change in unrealized appreciation	64,013,091
Net realized and unrealized gain on investments	82,559,333
Net Increase in Net Assets Resulting from Operations	115,777,667
Less Dividends and Distributions to Preferred Shareholders	(16,135,540)
Net Increase in Net Assets from Operations Applicable to Common Shares	$99,642,127

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHARES (Unaudited)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
Change in Net Assets Applicable to Common Shares:
From Operations:
Net investment income	$33,218,334	$65,181,455
Net realized gain on investments	18,546,242	19,771,848
Net change in unrealized appreciation on investments	64,013,091	204,513,391
Net increase in net assets resulting from operations	115,777,667	289,466,694
Less Dividends and Distributions to Preferred Shareholders from:
Net investment income	(16,135,540)	(21,929,118)
Net realized gain on investments	—	(5,618,078)
Total dividends and distributions to preferred shareholders	(16,135,540)	(27,547,196)
Net increase in net assets from operations applicable to common shares	99,642,127	261,919,498
Less Dividends and Distributions to Common Shareholders from:
Net investment income	(27,292,079)	(45,703,317)
Net realized gain on investments	—	(11,938,415)
Tax return of capital	—	(9,613,744)
Total dividends and distributions to common shareholders	(27,292,079)	(67,255,476)
Capital Stock Transactions:
Increase in net assets from preferred share offering cost adjustment	—	76,625
Decrease in net assets from underwriting commissions and offering expenses from issuance of preferred shares	(1,075,000)	—
Increase (decrease) in net assets from fund share transactions	(1,075,000)	76,625
Total increase in net assets applicable to common shares	71,275,048	194,740,647
Net Assets Applicable to Common Shares:
Beginning of period	1,232,307,442	1,037,566,795
End of period[a]	$1,303,582,490	$1,232,307,442

a  Includes dividends in excess of net investment income of $11,628,522 and $1,419,237, respectively.

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a common share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended	For the Year Ended December 31,		For the Period March 30, 2004[a] through
Per Share Operating Performance:	June 30, 2007	2006	2005	December 31, 2004
Net asset value per common share, beginning of period	$28.45	$23.95	$22.38	$19.10
Income from investment operations:
Net investment income	0.76	1.56	1.42 [b]	0.85 [b]
Net realized and unrealized gain on investments	1.90	5.13	1.72	3.36
Total income from investment operations	2.66	6.69	3.14	4.21
Less dividends and distributions to preferred shareholders from:
Net investment income	(0.37)	(0.51)	(0.37)	(0.12)
Net realized gain on investments	—	(0.13)	(0.02)	(0.00)[c]
Total dividends and distributions to preferred shareholders	(0.37)	(0.64)	(0.39)	(0.12)
Total from investment operations applicable to common shares	2.29	6.05	2.75	4.09
Less: Preferred share offering cost adjustment	—	0.00 [c]	—	—
Offering costs charged to paid-in capital—preferred shares	(0.02)	—	(0.02)	(0.14)
Offering costs charged to paid-in capital—common shares	—	—	—	(0.04)
Anti-dilutive effect of common share offering	—	—	—	0.05
Total offering costs	(0.02)	0.00	(0.02)	(0.13)
Less dividends and distributions to common shareholders from:
Net investment income	(0.63)	(1.05)	(1.03)	(0.67)
Net realized gain on investments	—	(0.28)	(0.04)	(0.01)
Tax return of capital	—	(0.22)	(0.09)	(0.00)[c]
Total dividends and distributions to common shareholders	(0.63)	(1.55)	(1.16)	(0.68)
Net increase in net asset value per common share	1.64	4.50	1.57	3.28
Net asset value, per common share, end of period	$30.09	$28.45	$23.95	$22.38
Market value, per common share, end of period	$26.25	$24.48	$20.16	$19.82
Net asset value total return[d]	8.30%[e]	27.30%	13.16%	21.57%[e]
Market value return[d]	9.80%[e]	30.13%	7.55%	2.82%[e]

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended	For the Year Ended December 31,		For the Period March 30, 2004[a] through
Ratios/Supplemental Data:	June 30, 2007	2006	2005	December 31, 2004
Net assets applicable to common shares, end of period (in millions)	$1,303.6	$1,232.3	$1,037.6	$969.4
Ratio of expenses to average daily net assets applicable to common shares (before expense reduction)[g]	1.53%[f]	1.59%	1.55%	1.51%[f]
Ratio of expenses to average daily net assets applicable to common shares (net of expense reduction)[g]	1.23%[f]	1.28%	1.26%	1.22%[f]
Ratio of net investment income to average daily net assets applicable to common shares (before expense reduction)[g]	4.83%[f]	5.60%	5.72%	5.33%[f]
Ratio of net investment income to average daily net assets applicable to common shares (net of expense reduction)[g]	5.13%[f]	5.90%	6.02%	5.62%[f]
Ratio of expenses to average daily managed assets (before expense reduction)[g,h]	1.03%[f]	1.05%	1.05%	1.06%[f]
Ratio of expenses to average daily managed assets (net of expense reduction)[g,h]	0.83%[f]	0.85%	0.85%	0.86%[f]
Portfolio turnover rate	10%[e]	15%	23%	14%[e]
Preferred Shares:
Liquidation value, end of period (in 000's)	$652,000	$567,000	$567,000	$492,000
Total shares outstanding (in 000's)	26	23	23	20
Asset coverage ratio	300%	317%	283%	297%
Asset coverage per share	$74,984	$79,335	$70,748	$74,259
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000
Average market value per share[i]	$25,000	$25,000	$25,000	$25,000

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Total market value return is computed based upon the New York Stock Exchange market price of the fund's shares and excludes the effects of brokerage commissions. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested. Dividends and distributions, if any, are assumed for purposes of these calculations, to be reinvested at prices obtained under the fund's dividend reinvestment plan.

e  Not annualized.

f  Annualized.

g  Ratios do not reflect dividend payments to preferred shareholders.

h  Average daily managed assets represents net assets applicable to common shares plus liquidation preference of preferred shares.

i  Based on weekly prices.

See accompanying notes to financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Select Utility Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on January 8, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified closed-end management investment company. The fund's investment objective is a high level of after-tax total return.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security

COHEN & STEERS SELECT UTILITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

Foreign Currency Translation and Forward Foreign Currency Contracts: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

COHEN & STEERS SELECT UTILITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Interest Rate Swaps: The fund uses interest rate swaps in connection with the sale of preferred shares. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the fund's common shares as a result of the floating rate structure of the preferred shares. In these interest rate swaps, the fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the fund a variable rate payment that is intended to approximate the fund's variable rate payment obligation on the preferred shares. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund unless the shareholder has elected to have them paid in cash.

Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2007, the investment manager considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year.

Series M7, Series T7, Series T7-2, Series W7, Series TH7 and Series F7 preferred shares pay dividends based on a variable interest rate set at auctions, normally held every seven days. The dividends are declared and recorded for

COHEN & STEERS SELECT UTILITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the subsequent seven day period on the auction date. In most instances, dividends are payable every seven days, on the first business day following the end of the dividend period.

Series T28 and Series TH28 preferred shares pay dividends based on a variable interest rate set at auctions, normally held every 28 days. The dividends are declared and recorded for the subsequent 28 day period on the auction date. In most instances, dividends are payable every 28 days, on the first business day following the end of the dividend period.

Federal Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Note 2. Investment Management Fees, Administration Fees And Other Transactions With Affiliates

Investment Management Fees: The investment manager serves as the fund's investment manager pursuant to an investment management agreement (the management agreement). Under the terms of the management agreement, the investment manager provides the fund with day-to-day investment decisions and generally manages the fund's investments in accordance with the stated polices of the fund, subject to the supervision of the Board of Directors

For the services under the management agreement, the fund pays the investment manager a management fee, accrued daily and paid monthly, at an annual rate of 0.85% of the fund's average daily managed asset value. Managed asset value is the net asset value of the common shares plus the liquidation preference of the preferred shares.

The investment manager has contractually agreed to waive its investment management fee in the amount of 0.20% of average daily managed asset value for the first five years of the fund's operations, 0.15% of average daily managed asset value in year six, 0.10% of average daily managed asset value in year seven and 0.05% of average daily managed asset value in year eight. During the six months ended June 30, 2007, the investment manager waived its fee at the annual rate of 0.20%.

Administration Fees: The fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the fund's average daily managed assets up to $1 billion, 0.04% of the fund's average daily managed assets in excess of $1 billion up to $1.5 billion and 0.02% of the fund's average daily managed assets in excess of $1.5 billion. For the six months ended June 30, 2007, the fund incurred $440,138 in administration fees. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

COHEN & STEERS SELECT UTILITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the investment manager. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $6,217 from the fund for the six months ended June 30, 2007.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2007, totaled $276,197,395 and $192,754,539, respectively.

Note 4. Income Tax Information

As of June 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,455,733,235
Gross unrealized appreciation	$491,274,674
Gross unrealized depreciation	(3,837,466)
Net unrealized appreciation	$487,437,208

Note 5. Capital Stock

The fund is authorized to issue 100 million shares of common stock at a par value of $0.001 per share.

During the six months ended June 30, 2007 and the year ended December 31, 2006, the fund issued no shares of common stock for the reinvestment of dividends.

The fund's articles of incorporation authorize the issuance of fund preferred shares, par value $0.001 per share, in one or more classes or series, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the common shareholders.

On February 14, 2007, the fund issued 3,400 auction market preferred shares, Series T7-2 (par value $0.001). Proceeds paid to the fund amounted to $83,925,000 after deduction of underwriting commissions and offering expenses of $1,075,000. This issue has received a "AAA/Aaa" rating from Standard & Poor's and Moody's.

During the year ended December 31, 2006, an adjustment of $76,625 was credited to common stock for differences between estimated and actual preferred offering costs.

Preferred shares are senior to the fund's common shares and will rank on a parity with shares of any other series of preferred shares, and with shares of any other series of preferred stock of the fund, as to the payment of dividends and the distribution of assets upon liquidation. If the fund does not timely cure a failure to (1) maintain a discounted value of its portfolio equal to the preferred shares basic maintenance amount, (2) maintain the

COHEN & STEERS SELECT UTILITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

1940 Act preferred shares asset coverage, or (3) file a required certificate related to asset coverage on time, the preferred shares will be subject to a mandatory redemption at the redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption. To the extent permitted under the 1940 Act and Maryland Law, the fund at its option may without consent of the holders of preferred shares, redeem preferred shares having a dividend period of one year or less, in whole, or in part, on the business day after the last day of such dividend period upon not less than 15 calendar days and not more than 40 calendar days prior to notice The optional redemption price is $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption.

The fund's common shares and preferred shares have equal voting rights of one vote per share and vote together as a single class, except in certain circumstances regarding the election of directors. In addition, the affirmative vote of the holders of a majority, as defined in the 1940 Act, of the outstanding preferred shares shall be required to (1) approve any plan of reorganization that would adversely affect the preferred shares and (2) approve any matter that materially and adversely affects the rights, preferences, or powers of that series.

Note 6. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 7. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the fund's financial statements.

COHEN & STEERS SELECT UTILITY FUND, INC.

PROXY RESULTS (Unaudited)

During the six months ended June 30, 2007, Cohen & Steers Select Utility Fund, Inc. shareholders voted on the following proposals at the annual meeting held on April 19, 2007. The description of each proposal and number of shares voted are as follows:

Common Shares

	Shares Voted For	Authority Withheld
To Elect Directors
Richard J. Norman	40,419,942	993,446
Frank K. Ross	40,429,320	984,068

Preferred Shares

	Shares Voted For	Authority Withheld
To Elect Directors
Martin Cohen	20,291	361
Richard J. Norman	20,287	365
Frank K. Ross	20,291	361

COHEN & STEERS SELECT UTILITY FUND, INC.

AVERAGE ANNUAL TOTAL RETURNS

(periods ended June 30, 2007) (Unaudited)

Based on Net Asset Value		Based on Market Value
One Year	Since Inception (3/30/04)	One Year	Since Inception (3/30/04)
30.23%	21.77%	35.32%	15.12%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage resulting from the issuance of preferred shares.

REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in 'Street Name' to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

OTHER INFORMATION

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the fund may purchase, from time to time, shares of its common stock in the open market.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each

COHEN & STEERS SELECT UTILITY FUND, INC.

such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS SELECT UTILITY FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking high current income, investing primarily in REITs

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking maximum total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY FOCUS FUND

  •  Designed for investors seeking maximum capital appreciation, investing in a limited number of REITs and other real estate securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
UTILITY FUND

  •  Designed for investors seeking maximum total return, investing primarily in utilities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS SELECT UTILITY FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Robert S. Becker
Vice president

William F. Scapell
Vice president

John E. McLean
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent—Common Shares

The Bank of New York
101 Barclay Street
New York, NY 10286
(800) 432-8224

Transfer Agent—Preferred Shares

The Bank of New York
100 Church Street
New York, NY 10007

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

New York Stock Exchange Symbol: UTF

Web site: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

SELECT UTILITY FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2007

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer
(principal financial officer)

Date: August 29, 2007